Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Sara P. Crovitz
Partner
scrovitz@stradley.com
202.507.6414
December 13, 2021

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303

Re:	Fundrise Growth Tech Fund, LLC
File Nos. 333-257157 and 811-23708
Pre-Effective Amendment No. 1 to Registration Statement on Form N-2

Dear Sir or Madam:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Pre-Effective Amendment”) for Fundrise Growth Tech Fund, LLC (the “Fund”). The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the SEC on the Fund’s initial Registration Statement on Form N-2, which was filed with the SEC on June 17, 2021, (ii) reflecting the change in the Fund’s name from “Fundrise Growth Tech Interval Fund, LLC” to “Fundrise Growth Tech Fund, LLC,” (iii) reflecting the conversion of the Fund from an interval fund to a tender offer fund and (iv) making certain other changes.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Nicole Simon at (212) 812-4137.

Sincerely, /s/Sara P. Crovitz Sara P. Crovitz